INVENTORIES	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
INVENTORIES	INVENTORIES
The composition of Inventories is as follows:

	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Technical stock (*)	415,141	390,259
Non-technical stock (**)	43,425	48,271
Total	458,566	438,530

(*) Correspond to spare parts and materials that will be used in both own and third-party maintenance services.

(**) Consumables of on-board services, uniforms and other indirect materials

These are valued at their average acquisition cost net of their obsolescence provision according to the following detail:

	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Provision for obsolescence Technical stock	84,136	76,167
Provision for obsolescence Non-technical stock	8,991	8,700
Total	93,127	84,867

The resulting amounts do not exceed the respective net realization values.
As of December 31, 2025, the Company registered ThUS$295,782 (ThUS$281,792 for the year ended December 31, 2024) in the income statements, mainly related to on-board consumption and maintenance, which is part of the Cost of sales.